First Trust Dividend Strength ETF Shareholder Fees	Dec. 31, 2025
First Trust Dividend Strength ETF | First Trust Dividend Strength ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%